Qualitative and quantitative information on financial risks - Summary of Sensitivity on Floating Rate Borrowings (Detail) - Interest rate risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Interest expense	€ 6,949	€ 1,989
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	5,774	1,670
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 8,124	€ 2,273
Borrowings Interest Rate of 4.690%
Disclosure of detailed information about borrowings [line items]
Total interest rate	4.69%
Interest expense	€ 226
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	3.91%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 189
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	5.47%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 264
Borrowings Interest Rate of 4.560%
Disclosure of detailed information about borrowings [line items]
Total interest rate	4.56%
Interest expense	€ 912
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	3.77%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 754
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	5.36%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 1,071
Borrowings Interest Rate of 4.770%
Disclosure of detailed information about borrowings [line items]
Total interest rate	4.77%
Interest expense	€ 954
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	3.97%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 794
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	5.57%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 1,114
Borrowings Interest Rate of 4.900%
Disclosure of detailed information about borrowings [line items]
Total interest rate	4.90%
Interest expense	€ 1,960
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	4.11%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 1,645
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	5.68%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 2,274
Borrowings Interest Rate of 4.850%
Disclosure of detailed information about borrowings [line items]
Total interest rate	4.85%
Interest expense	€ 1,940
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	4.04%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 1,616
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	5.66%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 2,264
Borrowings Interest Rate of 3.910%
Disclosure of detailed information about borrowings [line items]
Total interest rate	3.91%
Interest expense	€ 761
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	3.13%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 611
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	4.68%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 912
Borrowings Interest Rate of 4.800%
Disclosure of detailed information about borrowings [line items]
Total interest rate	4.80%
Interest expense	€ 18
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	4.00%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 15
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	5.60%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 22
Borrowings Interest Rate of 5.480%-1
Disclosure of detailed information about borrowings [line items]
Total interest rate	5.48%
Interest expense	€ 33
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	4.68%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 28
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	6.28%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 38
Borrowings Interest Rate of 5.480%-2
Disclosure of detailed information about borrowings [line items]
Total interest rate	5.48%
Interest expense	€ 67
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	4.68%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 57
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	6.28%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 76
Borrowings Interest Rate of 4.450%
Disclosure of detailed information about borrowings [line items]
Total interest rate	4.45%
Interest expense	€ 45
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	3.65%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 37
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	5.25%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 53
Borrowings Interest Rate of 5.700%
Disclosure of detailed information about borrowings [line items]
Total interest rate	5.70%
Interest expense	€ 32
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	4.89%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 28
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	6.51%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 37
Borrowings, interest rate 3.091%
Disclosure of detailed information about borrowings [line items]
Total interest rate		3.091%
Interest expense		€ 155
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		2.629%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 131
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		3.553%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 178
Borrowings, interest rate 3.620%
Disclosure of detailed information about borrowings [line items]
Total interest rate		3.62%
Interest expense		€ 226
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		2.76%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 173
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		3.928%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 246
Borrowings, interest rate 2.690%
Disclosure of detailed information about borrowings [line items]
Total interest rate		2.69%
Interest expense		€ 217
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		2.304%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 186
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		3.064%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 248
Borrowings, interest rate 3.090%
Disclosure of detailed information about borrowings [line items]
Total interest rate		3.09%
Interest expense		€ 1,391
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		2.622%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 1,180
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		3.558%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 1,601